Oct. 12, 2021
ASYMsharesTM ASYMmetric S&P® 500 ETF

In the Principal Investment Strategies section of the summary section of the Prospectus, the first sentence of the second paragraph is replaced with the following:

The Index seeks to deliver a return that is asymmetric to the S&P 500 Index. It is an asymmetric version of the S&P 500 Index. Asymmetric returns are defined as the ability to generate positive returns in bear markets and to capture the majority of the upside of a bull market.

The Index is a rules-based, quantitative long/short hedging strategy that seeks to provide protection against bear market losses, by being net short, and to capture the majority of bull market gains, by being net long, with respect to the S&P 500 Index.

In the Principal Investment Strategies section of the summary section of the Prospectus, the fourth paragraph is replaced with the following:

The Index achieves its long exposure through investment in securities in the S&P 500 Index that have low volatility relative to the index as a whole (the “Long Book”). These securities are sorted according to Global Industry Classification Standard (“GICS”) sector and ranked from lowest to highest volatility within each sector. The weights of each sector in the Long Book match the sector weights of the S&P 500 Index. The weightings of each Long Book sector multiplied by the Index’s target of 50 Index components equals the number of securities within each sector of the Long Book (rounded to the nearest whole number). Thus, a fixed number of securities from each sector will compose the Long Book. A GICS sector’s fixed number of securities is drawn from those with the lowest realized volatility in such sector. These securities are then equal weighted within each sector of the Long Book. While the Long Book is initially targeted to have 50 component equity securities, rounding effects in the weighting process will cause the actual number of Index components to range from approximately 48 to 52 component securities.

In the Principal Investment Strategies section of the summary section of the Prospectus, the first sentence of the fifth paragraph is replaced with the following:

In order to effect its net short exposure to the market, the Index utilizes cash-settled short selling of shares of the SPDR S&P 500 ETF Trust (“SPY”) (the “Short Book”).

In the Principal Investment Strategies section of the summary section of the Prospectus, the first sentence of the eighth paragraph is replaced with the following:

The Price Momentum Indicator is driven by the 200-business day moving average of the S&P 500 Index.

In the Principal Investment Strategies section of the summary section of the Prospectus, the second sentence of the ninth paragraph is replaced with the following:

PriceVol measures the dispersion of prices of the securities comprising the S&P 500 Index.

In the Principal Investment Strategies section of the summary section of the Prospectus, the last sentence of the ninth paragraph is replaced with the following:

In contrast to PriceVol, the Cboe Volatility Index (“VIX Index”) is an example of a measure of expected, as opposed to realized, volatility where the VIX Index reflects price movements of options with a 30-day average maturity on the performance of the S&P 500 Index.

ASYMmetric ETFs Trust

Supplement dated October 12, 2021 (the “Supplement”) to the Prospectus and Statement of Additional Information, each dated March 5, 2021, as each may be supplemented, for the ASYMsharesTM ASYMmetric S&P® 500 ETF (f/k/a the ASYMsharesTM ASYMmetric 500 ETF) (the “Fund”)

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated March 5, 2021, as supplemented or amended.

Effective October 22, 2021, the Fund’s name is ASYMsharesTM ASYMmetric S&P® 500 ETF (f/k/a ASYMshares ASYMmetric 500 ETF). Accordingly, as of October 22, 2021, all references to the Fund in the Prospectus and Statement of Additional Information are references to ASYMsharesTM ASYMmetric S&P® 500 ETF.

Effective October 22, 2021, the Fund’s Prospectus is also amended as follows:

In the Principal Investment Strategies section of the summary section of the Prospectus, the first sentence of the second paragraph is replaced with the following:

The Index seeks to deliver a return that is asymmetric to the S&P 500 Index. It is an asymmetric version of the S&P 500 Index. Asymmetric returns are defined as the ability to generate positive returns in bear markets and to capture the majority of the upside of a bull market.

The Index is a rules-based, quantitative long/short hedging strategy that seeks to provide protection against bear market losses, by being net short, and to capture the majority of bull market gains, by being net long, with respect to the S&P 500 Index.

In the Principal Investment Strategies section of the summary section of the Prospectus, the fourth paragraph is replaced with the following:

The Index achieves its long exposure through investment in securities in the S&P 500 Index that have low volatility relative to the index as a whole (the “Long Book”). These securities are sorted according to Global Industry Classification Standard (“GICS”) sector and ranked from lowest to highest volatility within each sector. The weights of each sector in the Long Book match the sector weights of the S&P 500 Index. The weightings of each Long Book sector multiplied by the Index’s target of 50 Index components equals the number of securities within each sector of the Long Book (rounded to the nearest whole number). Thus, a fixed number of securities from each sector will compose the Long Book. A GICS sector’s fixed number of securities is drawn from those with the lowest realized volatility in such sector. These securities are then equal weighted within each sector of the Long Book. While the Long Book is initially targeted to have 50 component equity securities, rounding effects in the weighting process will cause the actual number of Index components to range from approximately 48 to 52 component securities.

In the Principal Investment Strategies section of the summary section of the Prospectus, the first sentence of the fifth paragraph is replaced with the following:

In order to effect its net short exposure to the market, the Index utilizes cash-settled short selling of shares of the SPDR S&P 500 ETF Trust (“SPY”) (the “Short Book”).

In the Principal Investment Strategies section of the summary section of the Prospectus, the first sentence of the eighth paragraph is replaced with the following:

The Price Momentum Indicator is driven by the 200-business day moving average of the S&P 500 Index.

In the Principal Investment Strategies section of the summary section of the Prospectus, the second sentence of the ninth paragraph is replaced with the following:

PriceVol measures the dispersion of prices of the securities comprising the S&P 500 Index.

In the Principal Investment Strategies section of the summary section of the Prospectus, the last sentence of the ninth paragraph is replaced with the following:

In contrast to PriceVol, the Cboe Volatility Index (“VIX Index”) is an example of a measure of expected, as opposed to realized, volatility where the VIX Index reflects price movements of options with a 30-day average maturity on the performance of the S&P 500 Index.

The following text is added to the end of the summary section of the Prospectus immediately after the section titled “Payments to Broker-Dealers and other Financial Intermediaries”:

Index Information

ASYMmetric 500 Index (the “Derived Index”) is the property of ASYMmetric Investment Solutions, LLC (“Solutions”), which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to license the use of the S&P 500 Index in connection with the Derived Index. The S&P 500 Index is the property of S&P Dow Jones Indices, its affiliates and/or their third-party licensors. “S&P®, S&P 500® and “SPY®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Solutions. ASYMshares ASYMmetric S&P 500 ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the ASYMmetric 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Solutions with respect to the S&P 500 Index is the licensing of the S&P Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Solutions or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Solutions or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund.  S&P Dow Jones Indices LLC is not an investment advisor or a broker dealer.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, ANY INFORMATIONAL MATERIALS WITH RESPECT TO THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS)

WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY SOLUTIONS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, INFORMATIONAL MATERIALS WITH RESPECT TO THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DJI HAS NOT PREPARED, REVIEWED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P HAVE ANY CONTROL OVER, THE LICENSEE ETF REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND SOLUTIONS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.”

In the DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUND section of the Prospectus, the first sentence of the third paragraph is replaced with the following:

The Index seeks to deliver a return that is asymmetric to the S&P 500 Index. It is an asymmetric version of the S&P 500 Index. Asymmetric returns are defined as the ability to generate positive returns in bear markets and to capture the majority of the upside of a bull market.

The Index is a rules-based, quantitative long/short hedging strategy that seeks to provide protection against bear market losses, by being net short, and to capture the majority of bull market gains, by being net long, with respect to the S&P 500 Index.

In the DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUND section of the Prospectus, the fifth paragraph is replaced with the following:

The Index achieves its Long Book exposure through investment in securities in the S&P 500 Index that have low volatility relative to the index as a whole. These securities are sorted according to GICS sector and ranked from lowest to highest volatility within each sector. The weights of each sector in the Long Book match the sector weights of the S&P 500 Index. The weightings of each Long Book sector multiplied by the Index’s target of 50 Index components equals the number of securities within each sector of the Long Book (rounded to the nearest whole number). Thus, a fixed number of securities from each sector will compose the Long Book. A GICS sector’s fixed number of securities is drawn from those with the lowest realized volatility in such sector. These securities are then equal weighted within each sector of the Long Book. While the Long Book is initially targeted to have 50 component equity securities, rounding effects in the weighting process will cause the actual number of Index components to range from approximately 48 to 52 component securities. The table below provides a hypothetical example of how the Long Book is weighted:

In the DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUND section of the Prospectus, the first sentence of the ninth paragraph is replaced with the following:

The Price Momentum Indicator is driven by the 200-business day moving average of the S&P 500 Index.

In the DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUND section of the Prospectus, the second sentence of the tenth paragraph is replaced with the following:

PriceVol measures the dispersion of prices of the securities comprising the S&P 500 Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.